Reinsurance (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Disclosures [Abstract]
Deposit assets in premiums, reinsurance, and other receivables or secondary guarantee risk for reinsurance	$ 1,500.0	$ 6,600.0
Deposit liabilities in other liabilities for reinsurance	1.0	1.0
Ceded Credit Risk [Line Items]
Reinsurance recoverables	9,100.0	8,600.0
Reinsurance Recoverables, Allowance	0.0	0.0
Future policy benefits	32,752.0	30,508.0
Other policy-related balances	2,712.0	2,802.0
Other assets, principally at estimated fair value	689.0	862.0
Other Investments	5,029.0	6,129.0
Deferred Policy Acquisition Costs and Value of Business Acquired	6,339.0	5,777.0	$ 5,860.0
Other Liabilities	5,445.0	3,925.0
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (4,465.0)	1,165.0	$ 1,068.0
PWL [Member]
Ceded Credit Risk [Line Items]
Percentage Of Participating Whole Life Insurance Policies	90.00%
Future policy benefits	$ (654.0)
Other Investments	(713.0)
Deferred Policy Acquisition Costs and Value of Business Acquired	(95.0)
Other Liabilities	(43.0)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(72.0)
Five Largest Ceded Reinsurers [Member]
Ceded Credit Risk [Line Items]
Five largest reinsurers, reinsurance recoverables amount	$ 7,800.0	$ 7,400.0
Five largest reinsurers, reinsurance recoverables percentage	86.00%	86.00%
Mortality Risk [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	90.00%
Retention amount	$ 2.0
Mortality Risk on Case by Case Basis [Member]
Reinsurance Retention Policy [Line Items]
Percentage of reinsured risk in excess of stated amount	100.00%
Retention amount	$ 20.0
Quota Share Reinsurance for Certain Disability Business [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	100.00%
Living And Death Benefit Guarantees [Member]
Reinsurance Retention Policy [Line Items]
Reinsured risk percentage	100.00%
Ceded Credit Risk, Unsecured [Member]
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 2,600.0	$ 2,500.0
Ceded Credit Risk, Unsecured [Member] | Five Largest Ceded Reinsurers [Member]
Ceded Credit Risk [Line Items]
Five largest reinsurers, reinsurance recoverables amount	$ 1,500.0	$ 1,500.0